Compensation of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and other benefits	$ 6,591	$ 10,031
Equity settled share based compensation	5,554	9,148
Cash settled share based compensation	18,741	419
Key management personnel compensation	$ 30,886	$ 19,598